The Company	12 Months Ended
Dec. 31, 2020
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The Company
Note 1. The Company
Cellectis S.A. (hereinafter “Cellectis” or “we”) is a limited liability company (“société anonyme”) registered and domiciled in Paris, France. We are a clinical-stage biotechnological company, employing our core proprietary technologies to develop best-in-class
products in the field of immunooncology. Our product candidates, based on gene-edited
T-cells
that express chimeric antigen receptors, or CARs, seek to harness the power of the immune system to target and eradicate cancer cells. Our gene-editing technologies allow us to create allogeneic CAR
T-cells,
meaning they are derived from healthy donors rather than the patients themselves. Our gene editing expertise also enables us to develop product candidates that feature additional safety and efficacy attributes, including control properties designed to prevent them from attacking healthy tissues, to enable them to tolerate standard oncology treatments, and to equip them to resist mechanisms that inhibit immune-system activity. In addition to our focus on immuno-oncology, we are exploring the use of our gene-editing technologies in other therapeutic applications, as well as through our subsidiary, Calyxt, to deliver plant-based innovations and solutions with substantial disruption potential across multiple industries.
Cellectis S.A., Cellectis, Inc., Cellectis Biologics Inc. (which was incorporated on January 18, 2019) and Calyxt, Inc. are sometimes referred to as a consolidated group of companies as the “Group.”
COVID-19
Update
As previously reported, while implementing health and safety measures, we have continued to advance our proprietary allogeneic CAR
T-cell
programs. During the course of 2020, except as discussed in the Annual Report with respect to the clinical hold affecting the
MELANI-01
Study, Cellectis continued to enroll patients in its
AMELI-01,
BALLI-01
and
MELANI-01
clinical trials. Each of the trials currently continues to progress through its respective dose levels.
In addition, construction is now complete for our raw materials manufacturing facility in Paris, and our commercial manufacturing facility in Raleigh, North Carolina remains on track with production expected to commence in 2021.
With respect to the five
out-licensed
programs, the UCART19 Clinical Studies were completed and Servier informed us that no additional patients are planned for enrollment, but all patients from the UCART19 Clinical Studies will continue the long-term follow-up
study as planned. Allogene Therapeutics is continuing to enroll patients in the ALPHA Study, ALPHA2 Study, and UNIVERSAL Study, and received the IND approval to start the TRAVERSE Study.
Nevertheless, the
COVID-19
pandemic and government actions to contain it continue to result in significant disruptions to various public and commercial activities. With respect to clinical trials for both our proprietary allogeneic CAR
T-cell
programs and programs conducted by commercial partners, enrollment of new patients and the ability to conduct patient follow-up
is expected to be impacted by the
COVID-19
pandemic. The exact timing of delays and overall impact of the
COVID-19
pandemic to our business, preclinical studies, clinical trials and manufacturing facility construction and initial production activity is currently unknown, and we are monitoring the pandemic as it continues to rapidly evolve.
At Calyxt, during 2020, supply chain disruptions did not have a material impact on Calyxt’s operations. However, a resurgence of the
COVID-19
pandemic, governmental response measures, and resulting disruptions could rapidly offset such improvements.
The overall impact to Cellectis’ and Calyxt’s businesses will be dependent on future developments, which are highly uncertain and difficult to predict.